Rule 497(J)
                                                      Registration No:  33-37745



GLICKENHAUS & CO.
6 East 43rd Street, 10th Floor
New York, New York 10017
(212) 953-7532





                                 February 6, 1996


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re:   Empire State Municipal Exempt Trust, Guaranteed
                        Series 65
                        File No. 33-37745

Gentlemen:

     As Sponsors of the above-referenced Trust, we are writing this letter to certify that:

            (1) the form of Prospectus that would have been filed under Rule 497(b) of the Securities Act of 1933, does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6 (the "Registration Statement"), and

            (2) the text of the most recent Registration Statement was filed electronically with the Securities and Exchange Commission on January 26, 1996 and became effective January 31, 1996 pursuant to Rule 485(b).

                                    Empire State Municipal Exempt Trust,
                                    Guaranteed Series 65


                                    GLICKENHAUS & CO.
                                    LEBENTHAL & CO. INC.


                                       By:
                                          Brian Laux
                                          as agent for the Sponsors

338222.1